Equity (Share-based Payments to Employees, Non-marketable Options) (Details) - Non-marketable options [Member] shares in Thousands	12 Months Ended
Dec. 31, 2021 shares
Officers and senior employees [Member] | August 6, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	3,993
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company. In case that on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.
Vesting conditions	3 equal tranches: (1) one third on December 1, 2016 (2) one third on December 1, 2017 (3) one third on December 1, 2018
Expiration date	Two years from the vesting date.
Officers and senior employees [Member] | June 30, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	3,035
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 30, 2023
Officers and senior employees [Member] | June 20, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	6,868
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 20, 2024
Officers and senior employees [Member] | March 6, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	5,554
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	March 6, 2025
Former CEO [Member] | February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	114
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	February 14, 2024
Former Chairman B O D [Member] | September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	186
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 30, 2023
Former Chairman B O D [Member] | August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	165
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 20, 2024
Former Chairman B O D [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	403
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	August 20, 2025
CEO [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	385
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	May 14, 2025
CEO [Member] | June 27, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	3,512
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches:(1) half at the end of 24 months after the grant date.(2) half at the end of 36 months after the grant date.
Officers and senior manager [Member] | April 15, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	13,242
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches:(1) half at the end of 24 months after the grant date.(2) half at the end of 36 months after the grant date.	[1]
Expiration date	5 years after the grant date	[1]
Chairman B O D [Member] | May 29, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	2,169	[1]
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches:(1) half at the end of 24 months after the grant date.(2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Senior Employees [Member] | June 30, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands)	647	[1]
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches:(1) half at the end of 24 months after the grant date.(2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date

[1]	The options were issued upon Mr. Doppelt's entry into office on July 1, 2019.